Schedule of Investments (unaudited)	iShares® MSCI Poland ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 24.5%
Alior Bank SA(a)	75,901	$696,013
Bank Handlowy w Warszawie SA(a)(b)	194,408	2,533,861
Bank Millennium SA(a)	3,262,903	4,422,517
Bank Polska Kasa Opieki SA(a)	585,980	15,291,110
mBank SA(a)	73,350	6,028,229
Powszechna Kasa Oszczednosci Bank Polski SA(a)	3,056,082	33,793,218
Santander Bank Polska SA(a)	156,732	11,361,800
		74,126,748
Capital Markets — 0.9%
Warsaw Stock Exchange	159,945	2,136,454
X-Trade Brokers Dom Maklerski SA(c)	127,973	608,186
		2,744,640
Chemicals — 1.6%
Ciech SA(a)(b)	176,911	2,256,800
Grupa Azoty SA(a)	262,634	2,463,039
		4,719,839
Construction & Engineering — 1.6%
Budimex SA	57,919	4,702,522

Consumer Finance — 2.0%
KRUK SA(a)	88,176	6,192,529

Diversified Telecommunication Services — 1.8%
Orange Polska SA(a)	3,050,510	5,523,600

Electric Utilities — 5.9%
Enea SA(a)	1,238,318	2,922,932
PGE Polska Grupa Energetyczna SA(a)	3,695,629	10,037,947
Tauron Polska Energia SA(a)	5,429,593	4,956,608
		17,917,487
Entertainment — 4.9%
CD Projekt SA(b)	255,861	11,722,327
PlayWay SA(b)	5,782	725,965
TEN Square Games SA	19,036	2,225,357
		14,673,649
Food & Staples Retailing — 5.1%
Dino Polska SA(a)(c)	173,768	13,449,383
Eurocash SA(a)(b)	476,235	1,957,409
		15,406,792
Health Care Equipment & Supplies — 0.3%
Mercator Medical SA(a)(b).	15,243	1,016,615

Health Care Providers & Services — 1.0%
Neuca SA	13,390	2,873,578

Hotels, Restaurants & Leisure — 1.2%
AmRest Holdings SE(a)(b)	420,392	3,656,278

Insurance — 6.7%
Powszechny Zaklad Ubezpieczen SA(a)	2,014,548	20,299,714

Internet & Direct Marketing Retail — 6.1%
Allegro.eu SA(a)(c)	1,183,828	18,566,441

Security	Shares	Value

Media — 3.5%
Cyfrowy Polsat SA	1,259,119	$10,445,568

Metals & Mining — 9.9%
Jastrzebska Spolka Weglowa SA(a)	312,342	3,101,936
KGHM Polska Miedz SA(a)	487,485	26,781,242
		29,883,178
Oil, Gas & Consumable Fuels — 13.1%
Grupa Lotos SA	443,697	6,258,698
Polski Koncern Naftowy ORLEN SA	918,549	20,431,278
Polskie Gornictwo Naftowe i Gazownictwo SA	7,271,517	13,029,625
		39,719,601
Pharmaceuticals — 0.2%
Celon Pharma SA	44,784	570,078

Software — 2.4%
Asseco Poland SA	278,928	5,561,122
LiveChat Software SA	49,043	1,576,739
		7,137,861
Textiles, Apparel & Luxury Goods — 6.5%
CCC SA(a)	173,643	5,694,338
LPP SA(a)	4,589	13,979,818
		19,674,156
Total Common Stocks — 99.2%
(Cost: $326,096,411)		299,850,874

Short-Term Investments

Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	14,975,412	14,984,397
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	2,060,000	2,060,000
		17,044,397
Total Short-Term Investments — 5.6%
(Cost: $17,042,198)		17,044,397

Total Investments in Securities — 104.8%
(Cost: $343,138,609)		316,895,271

Other Assets, Less Liabilities — (4.8)%		(14,443,929)

Net Assets — 100.0%		$302,451,342

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Poland ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,967,786	$9,020,909	(a)	$—	$(3,473)	$(825)	$14,984,397	14,975,412	$187,028	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,381,000	679,000	(a)	—	—	—	2,060,000	2,060,000	721		—
					$(3,473)	$(825)	$17,044,397		$187,749		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	28	06/18/21	$1,905	$22,520

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$55,988,159	$243,862,715	$—	$299,850,874
Money Market Funds	17,044,397	—	—	17,044,397
	$73,032,556	$243,862,715	$—	$316,895,271
Derivative financial instruments(a)
Assets
Futures Contracts	$22,520	$—	$—	$22,520

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.